Inventories: Schedule of Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finished goods	$ 1,586,876	$ 1,049,795
Raw materials and purchased parts	707,128	573,375
Work-in-process	305,093	243,456
Inventory, Gross	$ 2,599,097	$ 1,866,626